Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue [Abstract]
Deferred revenue in subsidiaries

The subsidiaries of the Company have recognized the following deferred revenue:

	12/31/2021	12/31/2020
‘am/pm’ and Jet Oil franchising upfront fee (a)	420	814
Loyalty program “Km de Vantagens” (b)	5,205	15,424
Loyalty program “Clube Extrafarma” (b)	-	2,044
Total current	5,625	18,282